John Hancock GA Mortgage Trust
Portfolio of investments 9-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Commercial mortgage loans (A) 93.6%				$2,043,970,310
(Cost $2,194,661,438)
Industrial 13.0%				283,880,253
1419 Potrero LLC	3.660	09-01-30	5,341,970	4,777,655
183rd La Palma Investors	5.510	10-01-34	9,800,000	10,288,285
701 Cottontail Lane Associates LLC	3.680	04-01-46	4,100,250	3,428,937
Accord/Pac Members LLC	3.500	09-01-40	7,665,265	6,562,187
American Fork OW LLC	2.900	02-10-36	5,313,559	4,394,621
Arow Fremont Boulevard LLC	4.420	11-05-27	5,000,000	4,999,395
Artesia Capital II LLC	2.470	01-01-29	5,000,000	4,601,170
Bel Bridgeport LLC	2.840	03-01-29	19,300,000	17,788,212
Colt Street Partners LLC	3.290	01-01-35	9,454,819	8,329,270
Commerce Industrial Park LLC	2.750	12-01-31	15,000,000	13,142,280
DNP Regio LLC	3.110	10-01-36	11,729,877	9,698,860
Harborgate LLC	2.610	01-01-31	9,154,297	8,097,882
Industry West Commerce Center LLC	2.810	03-01-41	9,218,629	7,358,549
Injans Investments GP	5.510	10-01-34	3,400,000	3,580,404
Macaw Phoebe Investors	5.510	09-01-35	6,600,000	6,938,243
Oltmans Investment Company LLC	5.510	10-01-33	4,300,000	4,530,803
Orangewood Properties, Ltd.	2.940	07-01-31	8,600,000	7,668,577
Phase 1A GLC 7 LLC and SLC Port Phase 1A LLC	5.830	09-01-34	5,000,000	5,238,950
Phase 2 GLC 2 LLC	5.780	07-01-34	13,571,695	14,229,040
Rancho San Marino Partners GP	5.510	10-01-34	10,200,000	10,733,011
Rehco Loan LLC	3.000	11-01-51	4,883,749	3,829,201
Rep 2035 LLC	3.260	12-01-35	16,398,012	13,484,643
Rep A 2033 LLC	6.250	10-01-33	18,800,000	20,052,982
RLIF International Parkway SPE LLC	2.890	12-01-33	11,100,000	9,357,444
Roderick Catalyst 5 LLC	5.600	05-01-44	5,476,203	5,685,088
S/K 53 Brunswick Associates LLC	3.160	04-01-31	6,030,826	5,325,949
SLI III LLC	6.490	01-01-34	4,069,722	4,461,409
St. Mark Property LLC	5.810	09-01-36	40,000,000	41,702,720
Warehouse Associates Corp. Centre Shepherd, Ltd.	3.140	02-01-31	8,416,461	7,423,336
West Valley Properties, Inc.	2.780	12-01-36	7,000,000	5,646,109
Willow Creek Court LLC	4.530	07-01-52	7,039,328	6,318,867
WPC Triad LLC	2.960	04-01-31	4,804,524	4,206,174
Multifamily 36.8%				803,476,210
11 West Partners LLC	3.770	05-01-32	9,542,095	8,770,398
257 Ridgewood Ave LLC	3.560	04-01-32	10,100,000	9,257,589
5021 St. LLC	4.390	09-01-40	31,135,035	30,084,819
655 Kelton LLC	2.270	04-01-31	4,770,129	4,181,752
801 West End Avenue Corp.	2.440	04-01-31	5,500,000	4,783,829
955 995 Stewart Drive LLC	2.360	01-01-32	20,000,000	17,314,700
Americana Lakewood V LLC	3.110	09-01-32	17,500,000	15,983,555
Americana on the River LLC	2.970	05-01-36	5,194,382	4,365,286
Arboretum LLC	2.800	01-01-29	5,900,000	5,441,399
Aventura at Mid Rivers LLC	2.390	02-01-31	4,298,958	3,809,848
Aventura at Richmond LLC	2.210	01-01-31	3,731,968	3,315,667
Avondale Siesta Pointe Apartments LP	2.550	03-01-33	3,307,386	2,828,239
Bandicoot LLC	2.950	06-01-30	15,000,000	13,650,480
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Multifamily (continued)
Berkshire Apartments LLC	2.660	03-01-46	5,559,275	$4,495,491
BGN Properties Covina Palms LP	5.630	09-01-34	5,000,000	5,272,590
BGN Properties Palm Gate LP	2.860	06-01-32	7,000,000	6,183,996
Bigos Cedars Lakeside LLC	2.530	11-01-31	6,400,000	5,564,493
Bref-Masters Cove LLC	3.070	06-01-29	6,100,000	5,643,116
BW Logan LLC	6.370	04-01-28	1,952,950	2,028,828
Capri Apartments LLC	3.360	04-01-30	6,500,000	6,011,038
Castlewood Associates LLC	2.870	04-01-31	5,000,000	4,445,870
Caton House Apartments LLC	2.740	09-01-36	3,731,101	3,098,426
Cavalier Apartments Partnership	5.250	11-01-34	2,700,000	2,784,040
Chandler Property Development Associates LP	2.550	03-01-33	7,166,003	6,127,850
Chimney Top LLC	2.910	02-01-29	6,800,000	6,277,508
CJ's Pinemeadows Apartments LP	3.380	07-01-41	9,356,392	7,906,469
CLAGB LLC	2.680	02-01-36	5,509,868	4,551,465
Congressional Properties LP	3.210	04-01-47	5,606,658	4,716,814
Copperstone Apartments LP	2.880	04-01-39	5,197,474	4,548,362
CR Ballantyne LLC	3.290	06-01-36	6,200,000	5,226,898
Creekside at Amherst Apartments LLC	3.380	09-01-31	10,741,318	10,162,275
Creekwood Centre Denton LLC	3.400	04-01-32	11,000,000	10,024,894
Crossing Company LP	2.780	10-01-31	6,600,000	5,763,292
Deer Chase Housing Partners LP	2.630	04-01-27	4,000,000	3,817,196
Draper Southpoint Apartments LLC	2.520	04-01-31	5,522,273	4,827,604
DTN Waters House LLC	3.300	08-01-31	5,076,807	4,541,305
Eastwood Apartments of Springdale LP	2.490	01-01-36	2,208,769	1,943,540
Edgewater Park Real Estate Associates LLC	2.890	08-01-36	8,400,000	7,194,079
Elizabeth Lake Estates LLC	2.920	05-01-31	4,820,434	4,339,765
Fairgrounds Apartments LP	2.490	01-01-36	2,524,308	2,228,979
Forest Meadows Villas, Ltd.	2.770	12-01-35	2,036,667	1,716,096
Fountainview Terrace Apartments	2.900	07-01-41	3,949,186	3,389,002
Four Seasons Apartments LLC	5.590	03-01-29	5,300,000	5,500,626
FPACP3 Greenville LLC	3.440	03-01-30	8,950,000	8,393,507
Fredwood LLLP	2.740	09-01-36	3,824,379	3,201,590
Gadberry Courts LP	3.330	05-01-32	6,457,115	5,787,931
Gateway MHP, Ltd.	3.950	07-01-29	9,001,959	8,853,939
Georgetown Mews Owners Corp.	2.870	01-01-36	6,400,516	5,431,126
Grande Apartments LP	3.380	07-01-41	8,140,061	6,885,083
Greenhouse Apartments LP	3.380	07-01-41	9,356,392	7,818,229
Harbor Breeze LP	2.400	11-01-31	5,000,000	4,340,150
Hudson Troy Towers Apartment Corp.	6.140	11-01-28	7,227,601	7,665,666
Hunters Price LP	3.360	04-01-32	11,500,000	10,344,446
JGK Garden Grove LP	2.790	02-01-32	3,500,000	3,088,932
Kingswick Apartments LP	3.310	04-01-42	12,362,442	10,464,387
La Costa Vista LLC	2.610	04-01-31	4,607,281	4,058,719
Lassen Associates LLC	3.020	07-01-31	5,300,000	4,818,129
McCue Ventures LLC	5.570	05-01-58	11,342,842	11,541,478
Meramec Station Big Bend Investors LLC	2.780	05-01-41	4,173,122	3,551,932
Mesa Broadway Property LP	2.550	03-01-33	4,409,848	3,770,985
Midway Manor Apartments LP	2.400	11-01-31	3,200,000	2,777,696
Mill Pond, Ltd.	2.870	06-01-36	6,684,249	5,611,333
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Multifamily (continued)
Monticello Apartments LLC	5.760	11-01-38	3,663,723	$3,890,973
Montrose Manor Apartments LLC	2.740	09-01-36	5,316,820	4,458,185
Niederst Portage Towers LLC	2.670	12-01-31	6,377,838	5,595,041
Northbridge Park Company OP, Inc.	3.640	06-01-51	9,084,304	7,464,200
Northland Monterra LLC	2.890	07-01-31	13,500,000	11,955,155
Northridge Garden Associates LLC	3.020	07-01-31	5,300,000	4,843,993
Nostalgia Properties LLC	3.040	05-01-31	16,600,000	14,766,364
Pademelon LLC	3.000	06-01-30	6,000,000	5,439,102
Peace Ranch Madison LLC	5.570	09-01-27	5,000,000	5,037,075
Penndel Apartments LP	3.270	06-01-31	5,409,629	4,859,058
Pepperward Apartments LLC	2.180	01-01-27	3,834,099	3,649,563
Pepperwood Apartments LLC	2.890	10-01-30	3,500,000	3,066,672
Plantation Crossing Apartments LLC	3.040	09-01-31	4,772,810	4,250,678
Platypus LLC	2.950	06-01-30	4,000,000	3,634,584
Plum Grove Rolling Meadows LLC	2.920	03-01-36	3,500,000	2,809,618
Price Greenbriar Plano LLC	3.240	05-01-31	8,000,000	7,164,752
Prime/Scrc SPE LLC	2.650	12-01-31	10,000,000	8,711,910
Raamco Broadwater LLC	3.090	07-01-31	4,385,111	3,901,775
Regency Apartments Vancouver LLC	2.250	04-01-31	4,585,428	4,038,735
Regent Garden Associates LLC	3.250	03-10-35	113,306,939	100,965,430
Richmar II Apartments LLC	2.930	08-01-36	9,328,352	7,948,736
Rollins Park Apartments Section 2 LP	3.210	04-01-47	9,437,874	7,961,489
Rollins Park Apartments Section 3 LP	3.210	04-01-47	4,018,105	3,389,545
Rose Gardens Senior LP	3.330	05-01-32	8,094,129	7,213,310
Sandstone Tucson LLC	5.820	01-01-29	4,958,083	5,251,071
Sebring Associates/Excelsior Two LLC	2.950	03-08-51	9,235,204	7,163,249
SFI Partnership 12, Ltd.	5.900	11-01-53	16,823,634	17,909,230
Sonoma at Porter Ranch LLC	5.400	05-01-34	9,936,320	10,349,522
Spring Park Apartments	3.440	10-01-31	17,100,000	15,515,446
The Enclave LLC	2.940	05-01-31	5,000,000	4,430,070
The Fairways at Derby Apartments, Ltd.	2.560	01-01-37	5,397,216	4,704,651
The Links at Columbia LP	2.720	05-01-41	16,244,273	13,782,307
The Links at Rainbow Curve LP	2.630	07-01-32	6,440,428	6,018,193
The Trails at the Crossings Apartments, Ltd.	2.800	01-01-42	16,319,827	13,936,757
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	9,535,473	10,166,492
Topaz House, Ltd.	3.300	04-01-47	16,875,168	14,401,370
Trail Horse Partners LLC	2.690	04-01-31	5,995,634	5,274,959
Villages at Clear Springs Apartments	3.340	10-01-29	15,000,000	14,070,180
Volunteer Parkridge LLC	3.020	05-01-31	5,500,000	4,888,296
Windsor Place Apartments	3.530	02-01-32	9,200,000	8,465,730
Woodlane Place Townhomes LLC	2.900	05-05-35	9,034,010	7,698,440
Woods I LLC	3.100	07-01-30	6,825,696	6,242,918
Woods Mill Park Apartments LLC	2.610	02-01-41	4,370,315	3,666,660
Office 16.9%				368,051,287
1131 Wilshire Boulevard LLC	3.520	05-01-31	4,387,654	3,894,363
1600 Dove LP + GS 1600 Dove LLC	3.670	06-01-31	4,215,734	3,489,544
1635 Divisadero Medical Building LLC	3.950	06-01-30	3,950,397	3,809,187
1635 Divisadero Medical Building LLC	6.000	06-01-30	7,926,939	8,359,686
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Office (continued)
900 Wilshire Boulevard LLC	3.080	07-01-31	11,600,000	$10,066,260
Aman, Inc.	5.170	12-01-29	22,000,000	21,310,146
Avamer 57 Fee LLC	2.310	11-01-26	10,000,000	9,457,150
Bayside Square Investments LLC	3.480	02-01-42	11,900,000	9,577,275
Central Way Plaza LLC	2.910	03-01-32	9,458,397	8,439,576
Continental Plaza LLC	5.490	01-01-33	4,885,439	5,154,822
Corp. Center West Associates LLC	3.650	04-01-35	12,500,000	10,970,150
Crawford Long - CPI LLC	4.800	06-01-32	31,500,000	31,828,073
Delphi Investors LLC	2.520	01-01-31	9,156,028	8,034,095
Edina Crosstown Medical LLC	3.230	06-01-41	12,029,128	10,504,941
Fairfield 35 Pinelawn LLC	3.450	01-01-42	6,817,442	5,513,654
HCFD Round Rock, Ltd.	6.070	10-01-49	11,100,000	11,643,112
JB IV V LLC	4.580	12-01-32	5,000,000	4,899,790
L&B Depp-Ucepp 5500 Preston Road, Inc.	4.490	07-01-29	18,500,000	18,252,933
LN Bear Creek LLC	5.490	01-01-33	4,885,439	5,154,822
Medical Oaks Pavilion PH III, Ltd.	3.000	11-01-40	8,942,921	7,542,987
NCHC 3 LLC	3.390	02-01-32	17,634,689	15,872,948
Newton Executive Park LP	2.570	10-01-33	4,420,660	3,837,628
Ocean Pointe Venture Fund LP	4.840	08-01-47	7,161,451	6,719,690
Olympic Mills Commerce Center LLC	4.060	03-01-36	9,726,233	8,861,600
Parc Center Drive Joint Venture	5.480	02-01-32	1,901,477	1,970,030
POP 3 Ravinia LLC	4.460	01-01-42	110,304,238	103,734,297
Quay Works LLC	2.790	12-01-36	11,491,362	9,561,813
Sic Mountainbay Plaza LLC	7.120	01-01-30	9,845,471	10,543,092
Skotdal Mutual LLC	2.860	06-15-31	5,984,061	5,397,186
Switch Building Investors II LP	2.690	06-01-36	4,080,807	3,650,437
Other 6.2%				136,035,262
Interpark Holdings LLC	5.860	07-01-33	49,261,109	50,725,002
SRB1 LLC	5.670	09-01-38	20,000,000	21,050,440
UGP Broadway Stadium East LLC	6.530	11-01-30	25,760,517	27,168,819
Voyager RV Resort MHC	4.100	06-01-29	37,829,393	37,091,001
Retail 20.7%				452,527,298
1360 Summitridge RS LLC	3.500	09-01-30	4,500,000	4,087,881
192 Investors LLC	3.750	08-01-29	16,335,294	15,815,603
8421 Lyndale Avenue South LLC	2.580	11-01-28	4,923,734	4,508,215
AFCC SPE LLC	5.810	04-01-34	14,490,488	15,004,654
Beverly West Square Associates LP	5.560	12-01-30	6,190,637	6,465,322
Burroughs LPM LP	2.980	01-01-36	11,642,810	9,677,236
BWP Crown Valley 1 LLC	3.020	04-01-37	15,000,000	11,912,730
Canton R2g Owner LLC	2.810	03-01-29	7,300,000	6,774,093
Carriage Way LLC	3.520	08-01-31	3,755,209	3,367,213
CE Enterprise Partners LLC	4.700	07-01-32	3,998,580	3,945,719
Chapel Hills East LLC	5.950	03-01-34	6,100,000	6,274,545
CIP Group of Homestead LLC	3.060	06-01-33	6,327,040	5,503,405
Cross Keys Development Company	2.550	10-01-33	12,655,097	11,001,291
Downtown Woodinville LLC	3.830	06-01-29	64,958,443	63,579,116
Edgewater Partnership LP	5.200	04-01-25	2,386,986	2,381,303
Elsinore Developers LLC	6.090	02-01-34	5,000,000	5,437,730
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Retail (continued)
Erep Cobbler Crossing II LLC	6.620	12-01-28	3,100,000	$3,286,078
Gateway Village Plaza LP	3.420	07-01-31	5,667,984	5,164,650
Harbor Center Partners LP	4.720	09-01-32	18,100,000	18,113,304
Howard Lehigh Holdings LLC	5.770	04-01-34	7,659,569	7,921,480
J J Carson LLC	2.950	11-01-31	11,789,993	10,326,430
Joliet Hillcrest Shopping Center LLC	3.700	06-01-25	9,146,118	9,057,099
Kimberly Partners of Albany LP	2.920	12-01-30	4,550,808	4,025,863
La Habra Westridge Partners LP	5.970	09-01-34	20,000,000	21,257,460
Ladera Corporate Terrace South LLC	3.870	06-01-32	7,188,550	6,604,919
LB PCH Associates LLC	3.870	05-01-32	17,510,628	16,094,823
Manoa Shopping Center Associates LP	6.770	03-01-30	2,285,956	2,442,391
Manoa Shopping Center Associates LP	7.060	03-01-30	4,675,028	5,054,959
Meadow and Central LP	3.100	01-01-32	3,775,212	3,390,930
Nat City SPE LLC	3.980	02-01-35	1,908,938	1,647,896
National City Plaza	4.110	03-01-35	8,203,345	7,483,255
Platt Partners LP	3.442	05-05-37	14,000,000	12,032,944
Plaza Inv. LP	3.910	05-01-26	26,472,101	26,245,500
PRTC LP	3.130	05-01-32	11,035,305	10,065,677
SF Lynnwood Crossroads LLC	4.780	09-01-32	3,854,000	3,852,127
SF Mansfield LLC	2.990	04-01-33	5,000,000	4,241,030
SF Stapleton LLC	2.850	03-01-31	4,680,000	4,078,077
Silverado Ranch Centre LLC	7.500	06-01-30	4,639,107	5,016,652
St. Indian Ridge LLC	6.590	08-01-29	3,714,159	3,917,732
Stony Island Plaza	3.620	10-01-34	5,421,572	4,832,199
Sunnyside Marketplace LLC	3.420	04-01-30	6,816,258	6,348,042
Tanecap 1 LP	2.690	09-01-31	4,661,269	4,049,049
THF Greengate Development LP	6.320	10-01-25	24,050,681	24,437,488
Town Center Associates	2.790	03-01-29	4,046,516	3,781,461
Valley Square I LP	5.490	02-01-26	14,705,616	14,546,942
Warwick Devco LP	2.880	07-01-33	6,547,699	5,781,847
West Linn Shopping Center Associates LLC	3.160	01-01-32	7,649,132	6,786,471
Westmount Plaza Arlington Plaza Joint Venture	5.820	06-10-34	13,240,523	13,856,552
WG Opelousas LA LLC	7.290	05-01-28	976,038	1,049,915

U.S. Government and Agency obligations 4.1%				$90,147,067
(Cost $87,586,577)
U.S. Government 4.1%				90,147,067
U.S. Treasury
Note	4.000	02-15-34	5,800,000	5,899,688
Note	4.375	05-15-34	75,700,000	79,283,922
Note	4.500	11-15-33	4,700,000	4,963,457

	Yield* (%)	Maturity date	Par value^	Value

Short-term investments 3.1%				$67,190,676
(Cost $67,190,287)
U.S. Government 0.1%				2,695,051
U.S. Treasury Bill	5.084	10-15-24	2,700,000	2,695,051

See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-24 (unaudited)

	Yield (%)	Shares	Value
Short-term funds 3.0%			64,495,625
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.9290(B)	64,495,625	64,495,625

Total investments (Cost $2,349,438,302) 100.8%	$2,201,308,053
Other assets and liabilities, net (0.8%)	(17,016,505)
Total net assets 100.0%	$2,184,291,548

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	The rate shown is the annualized seven-day yield as of 9-30-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 9-30-24 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. Manulife Investment Management Private Markets (US) LLC (the Advisor), assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In connection with that determination, portfolio valuations will be prepared in accordance with the Advisor's valuation policy using proprietary models. In certain instances, valuations may be obtained from independent valuation firms.
Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates.
For mortgage investments, the fund uses proprietary valuation models, which are developed from recognized accounting principles generally accepted in the United States of America valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 9-30-24 (unaudited)

Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2024 by major security category or type:
	Total value at 9-30-24	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Commercial mortgage loans	$2,043,970,310	—	—	$2,043,970,310
U.S. Government and Agency obligations	90,147,067	—	$90,147,067	—
Short-term investments	67,190,676	$64,495,625	2,695,051	—
Total investments in securities	$2,201,308,053	$64,495,625	$92,842,118	$2,043,970,310
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Commercial mortgage loans
Balance as of 12-31-23	$1,870,450,746
Purchases	175,100,000
Sales	(52,171,214)
Realized gain (loss)	(338,861)
Net amortization of (premium) discount	(994,865)
Change in unrealized appreciation (depreciation)	51,924,504
Balance as of 9-30-24	$2,043,970,310
Change in unrealized appreciation (depreciation) at period end*	$51,742,465
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 9-30-24	Valuation technique	Significant unobservable inputs	Input/Range*	Input Weighted Average*
Commercial mortgage loans	$2,043,970,310	Discounted cash flow	Discount rate	4.02% - 7.30%	5.03%

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of September 30, 2024 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 9-30-24 (unaudited)

been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.